Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Anghami has implemented a comprehensive cybersecurity risk management program to protect the confidentiality, integrity and availability of our systems and data from cybersecurity threats. Our program utilizes various security tools, processes, and procedures to identify and mitigate cybersecurity risks, including:

●	an Information Security Policy that articulates our information security practices and procedures to maintain confidence in our business and to protect the confidentiality, integrity, and availability of the information we handle;
●	a dedicated Security team responsible for executing on relevant internal and external requirements and identifying appropriate technical and organizational measures to deliver information security in compliance with those requirements (in consultation with our Data Protection Officer who is responsible for advising on legal obligations with regard to personal data privacy);
●	a Security Risk & Control team, led by the VP DevOps, principally responsible for driving our cybersecurity risk assessment processes, including a formal information security risk assessment on an at least annual basis; our security controls framework and risk remediation and prioritizations; and risk awareness or education programs for employees relating to cybersecurity;
●	the use of both internal and external resources, such as assessors, consultants, and auditors, where appropriate, to assess, test, or otherwise assist with aspects of our security controls;
●	cybersecurity training of our incident response personnel and senior management;
●	a cybersecurity incident response plan that includes procedures for assessing, responding to, remediating, resolving, and conducting post-analysis of cybersecurity incidents;
●	a vendor assessment program designed to identify and mitigate cybersecurity risks associated with our use of third-party service providers; and
●	contractual obligations on third-party vendors to report security incidents, risk identification, or other security-related issues promptly to designated contact personnel at Anghami.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our VP DevOps leads the cybersecurity risk management program with a deep background in software engineering, platform development and security. Indeed, supported by the Information Security Officer, are responsible for the oversight of the Company’s cybersecurity strategy.

Furthermore, the IT Department collects key performance indicators (“KPIs”) which are reported to the Company’s CEO monthly.

These KPIs include the public attack surface score and the infrastructure vulnerability index. Anghami’s executive management team is responsible for assessing and managing cybersecurity risk on a day-to-day basis.

Management receives regular reports on cybersecurity risks and performance from the security team, along with threat intelligence from government partners, information sharing forums, and third-party security vendors. This information is used to continually assess Anghami’s cybersecurity risk profile and adjust the program as needed.

This includes implementing policies and procedures, deploying security technologies, conducting training and awareness, and responding to incidents.

The CEO provides reports to the Company’s Audit Committee, which ultimately oversees cybersecurity risks and initiatives, on at least a quarterly basis. These reports summarize any material cybersecurity incidents, updates on the Company’s cybersecurity strategy, and any recent actions taken.

Cybersecurity Risk Role of Management [Text Block]

Our VP DevOps leads the cybersecurity risk management program with a deep background in software engineering, platform development and security. Indeed, supported by the Information Security Officer, are responsible for the oversight of the Company’s cybersecurity strategy.

Furthermore, the IT Department collects key performance indicators (“KPIs”) which are reported to the Company’s CEO monthly.

These KPIs include the public attack surface score and the infrastructure vulnerability index. Anghami’s executive management team is responsible for assessing and managing cybersecurity risk on a day-to-day basis.

Management receives regular reports on cybersecurity risks and performance from the security team, along with threat intelligence from government partners, information sharing forums, and third-party security vendors. This information is used to continually assess Anghami’s cybersecurity risk profile and adjust the program as needed.

This includes implementing policies and procedures, deploying security technologies, conducting training and awareness, and responding to incidents.

The CEO provides reports to the Company’s Audit Committee, which ultimately oversees cybersecurity risks and initiatives, on at least a quarterly basis. These reports summarize any material cybersecurity incidents, updates on the Company’s cybersecurity strategy, and any recent actions taken.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The CEO provides reports to the Company’s Audit Committee, which ultimately oversees cybersecurity risks and initiatives, on at least a quarterly basis.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]

Cybersecurity Threats

For the years ended December 31, 2023 and 2024 and through the date of this annual report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations or financial condition. However, we expect to continue to be a target and experience cyberattacks in the future.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false